Accounts Payable, Accrued Expenses and Other Current Liabilities (Additional Information) (Details) - USD ($) $ in Thousands	Jul. 12, 2015	Dec. 31, 2015
Accounts Payable Accrued Expenses And Other Current Liabilities [Line Items]
Loans Payable, Total	$ 300	$ 268
Debt Instrument, Description of Variable Rate Basis	lower of the Wall Street Journal prime rate plus 1% or 5% annually
Loans Payable [Member]
Accounts Payable Accrued Expenses And Other Current Liabilities [Line Items]
Debt Instrument, Maturity Date	Jul. 12, 2016